Description of the Plan (Details) - EBP 001	1 Months Ended	12 Months Ended
	May 31, 2026 USD ($)	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage		50.00%
Maximum employer contribution matching percentage		3.00%
Employer, net of forfeitures		$ 206,158
Employer contribution vesting percentage after two years of service		40.00%
Employer contribution incremental annual vesting percentage		20.00%
Employer contribution maximum vesting percentage		100.00%
Participant contribution vesting percentage		100.00%
Note receivable from participant account minimum borrowing amount		$ 1,000
Note receivable from participant account maximum borrowing to total account percentage		50.00%
Note receivable from participant account maximum borrowing amount		$ 50,000
Participant loan maximum number outstanding | loan		2
Participant loan maximum term		5 years
Participant loan maximum term principal residence		10 years
Members' loans receivable		$ 81,707	$ 35,595
Accrued interest on note receivable from participant		$ 333	128
Participant loan new interest rate		6.75%
Automatic rollover minimum threshold amount		$ 1,000
Automatic rollover maximum threshold amount		5,000
Mandatory lump sum distribution threshold amount		1,000
Forfeited nonvested account		5,888	$ 46,175
Forfeited nonvested account, decrease for employer contribution		5,956
Forfeited nonvested account, decrease for administrative expense		$ 45,397
Investment in employer common stock fund to total net assets percentage		1.00%	1.00%
Subsequent Event
EBP, Description of Plan [Line Items]
Employer, net of forfeitures	$ 206,158
Change in net asset available for benefit, increase for employer qualified nonelective contribution, cash	$ 0
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage		1.00%
Asset held for investment, participant loan, interest rate		725.00%
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage		6.00%
Asset held for investment, participant loan, interest rate		850.00%